Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	As of December 31,
	2022	2021

Computer equipment	$380,055	$544,972
Office equipment, fixtures and furniture	2,033,617	2,133,433
Capitalized development cost and software acquired	10,886,033	10,464,573
Automobiles	189,325	224,713
Buildings	4,715,189	-
Construction in Progress	-	2,656,120
Subtotal	18,204,219	16,023,811
Less: accumulated depreciation and amortization	(7,207,577)	(5,761,393)
Total	$10,996,642	$10,262,418

Schedule of amortization of capitalized development cost
Twelve months ending December 31,	Estimated amortization expense
2023	$1,740,480
2024	1,463,967
2025	971,331
2026	501,910
2027	192,039
Total	$4,869,727